Investment Portfolioas of March 31, 2024 (Unaudited)
DWS Small Mid Cap Growth VIP
	Shares	Value ($)

Common Stocks 98.3%
Communication Services 0.9%
Diversified Telecommunication Services 0.3%
Iridium Communications, Inc.	7,300	190,968
Entertainment 0.6%
Take-Two Interactive Software, Inc.*	2,174	322,817
Consumer Discretionary 11.7%
Automobile Components 0.8%
Gentherm, Inc.*	7,364	424,019
Diversified Consumer Services 0.7%
Bright Horizons Family Solutions, Inc.*	3,398	385,197
Hotels, Restaurants & Leisure 2.0%
Hilton Grand Vacations, Inc.*	12,491	589,700
Jack in the Box, Inc.	7,229	495,042
		1,084,742
Household Durables 4.0%
Helen of Troy Ltd.*	1,963	226,216
LGI Homes, Inc.*	3,089	359,467
TopBuild Corp.*	3,773	1,662,875
		2,248,558
Leisure Products 1.1%
YETI Holdings, Inc.*	15,522	598,373
Specialty Retail 3.1%
Burlington Stores, Inc.*	2,883	669,404
Camping World Holdings, Inc. "A"	22,907	637,960
Valvoline, Inc.*	9,900	441,243
		1,748,607
Consumer Staples 2.9%
Consumer Staples Distribution & Retail 2.5%
Casey's General Stores, Inc.	4,371	1,391,945
Household Products 0.4%
Spectrum Brands Holdings, Inc.	2,282	203,121
Energy 3.5%
Energy Equipment & Services 0.4%
Liberty Energy, Inc.	9,546	197,793
Oil, Gas & Consumable Fuels 3.1%
Crescent Energy Co. "A"	6,384	75,970
Kosmos Energy Ltd.*	48,000	286,080
Matador Resources Co.	8,300	554,191

Ovintiv, Inc.	9,711	504,001
Southwestern Energy Co.*	43,176	327,274
		1,747,516
Financials 8.8%
Banks 2.1%
Pinnacle Financial Partners, Inc.	5,944	510,471
Synovus Financial Corp.	11,493	460,409
The Bancorp, Inc.*	5,495	183,863
		1,154,743
Capital Markets 3.7%
FactSet Research Systems, Inc.	1,036	470,748
Lazard, Inc.	12,317	515,713
LPL Financial Holdings, Inc.	2,100	554,820
Moelis & Co. "A"	9,136	518,651
		2,059,932
Financial Services 1.2%
WEX, Inc.*	2,797	664,371
Insurance 1.8%
Kinsale Capital Group, Inc.	1,900	997,006
Health Care 18.9%
Biotechnology 5.1%
Apellis Pharmaceuticals, Inc.*	3,951	232,240
Beam Therapeutics, Inc.*	1,593	52,633
Biohaven Ltd.*	1,787	97,731
Blueprint Medicines Corp.*	3,884	368,436
Catalyst Pharmaceuticals, Inc.*	7,600	121,144
Halozyme Therapeutics, Inc.*	3,100	126,108
Insmed, Inc.*	6,610	179,329
Kiniksa Pharmaceuticals Ltd. "A"*	8,769	173,012
Neurocrine Biosciences, Inc.*	7,085	977,163
Travere Therapeutics, Inc.*	18,778	144,779
Ultragenyx Pharmaceutical, Inc.*	3,057	142,731
Vaxcyte, Inc.*	3,200	218,592
		2,833,898
Health Care Equipment & Supplies 2.3%
Alphatec Holdings, Inc.*	9,320	128,523
Axonics, Inc.*	1,413	97,455
Globus Medical, Inc. "A"*	2,224	119,295
Haemonetics Corp.*	1,353	115,478
Inari Medical, Inc.*	2,000	95,960
Inspire Medical Systems, Inc.*	300	64,437
Masimo Corp.*	727	106,760
Merit Medical Systems, Inc.*	4,200	318,150
Shockwave Medical, Inc.*	500	162,815
STAAR Surgical Co.*	975	37,323
		1,246,196
Health Care Providers & Services 9.2%
AMN Healthcare Services, Inc.*	13,141	821,444
HealthEquity, Inc.*	4,529	369,702
ModivCare, Inc.*	4,799	112,536
Molina Healthcare, Inc.*	2,619	1,075,964
Option Care Health, Inc.*	18,864	632,699

Privia Health Group, Inc.*	8,600	168,474
RadNet, Inc.*	40,077	1,950,147
		5,130,966
Life Sciences Tools & Services 0.1%
OmniAb, Inc.*	13,092	70,959
Pharmaceuticals 2.2%
Arvinas, Inc.*	2,000	82,560
EyePoint Pharmaceuticals, Inc.*	5,600	115,752
Intra-Cellular Therapies, Inc.*	7,000	484,400
Ligand Pharmaceuticals, Inc.*	2,672	195,323
Pacira BioSciences, Inc.*	11,807	345,001
		1,223,036
Industrials 21.9%
Aerospace & Defense 1.3%
HEICO Corp.	3,676	702,116
Building Products 6.2%
Allegion PLC	7,499	1,010,190
Builders FirstSource, Inc.*	10,106	2,107,607
Masonite International Corp.*	2,705	355,572
		3,473,369
Commercial Services & Supplies 3.8%
MSA Safety, Inc.	2,392	463,067
Tetra Tech, Inc.	3,519	649,994
The Brink's Co.	11,036	1,019,506
		2,132,567
Electrical Equipment 0.8%
Atkore, Inc.	930	177,035
Thermon Group Holdings, Inc.*	9,149	299,355
		476,390
Machinery 1.3%
Chart Industries, Inc.*	1,600	263,552
IDEX Corp.	1,802	439,724
		703,276
Professional Services 3.7%
Broadridge Financial Solutions, Inc.	2,582	528,949
Kforce, Inc.	11,225	791,587
Maximus, Inc.	8,556	717,848
		2,038,384
Trading Companies & Distributors 4.8%
H&E Equipment Services, Inc.	16,406	1,052,937
Rush Enterprises, Inc. "A"	24,885	1,331,845
Titan Machinery, Inc.*	11,743	291,344
		2,676,126
Information Technology 22.1%
Communications Equipment 0.6%
Calix, Inc.*	9,644	319,795
Electronic Equipment, Instruments & Components 3.2%
Advanced Energy Industries, Inc.	12,629	1,287,905

Cognex Corp.	7,873	333,973
Fabrinet*	900	170,118
		1,791,996
Semiconductors & Semiconductor Equipment 5.9%
Entegris, Inc.	6,121	860,245
FormFactor, Inc.*	7,627	348,020
Impinj, Inc.*	2,530	324,877
Monolithic Power Systems, Inc.	947	641,517
Semtech Corp.*	7,632	209,804
SiTime Corp.*	4,087	381,031
Ultra Clean Holdings, Inc.*	10,873	499,506
		3,265,000
Software 11.3%
Aspen Technology, Inc.*	3,737	797,027
Dynatrace, Inc.*	7,679	356,613
Envestnet, Inc.*	9,852	570,529
Five9, Inc.*	9,547	592,964
Rapid7, Inc.*	6,849	335,875
Tenable Holdings, Inc.*	12,141	600,130
Tyler Technologies, Inc.*	2,976	1,264,830
Varonis Systems, Inc.*	31,977	1,508,355
Workiva, Inc.*	3,058	259,318
		6,285,641
Technology Hardware, Storage & Peripherals 1.1%
Super Micro Computer, Inc.*	600	606,018
Materials 5.3%
Construction Materials 2.9%
Eagle Materials, Inc.	5,901	1,603,597
Containers & Packaging 0.6%
Berry Global Group, Inc.	5,228	316,190
Metals & Mining 1.8%
Arch Resources, Inc.	2,200	353,738
Cleveland-Cliffs, Inc.*	29,787	677,356
		1,031,094
Real Estate 2.3%
Diversified REITs 1.0%
Essential Properties Realty Trust, Inc.	20,278	540,612
Industrial REITs 0.7%
EastGroup Properties, Inc.	2,208	396,932
Specialized REITs 0.6%
Four Corners Property Trust, Inc.	13,954	341,454
Total Common Stocks (Cost $29,294,124)		54,625,320

Other Investments 0.0%
Health Care 0.0%
Life Sciences Tools & Services 0.0%
OmniAb, Inc. $12.50 Earnout* (a) (b)	1,013	0
OmniAb, Inc. $15.00 Earnout* (a) (b)	1,013	0
Total Other Investments (Cost $0)		0

Cash Equivalents 1.5%
DWS Central Cash Management Government Fund, 5.36% (c) (Cost $825,455)	825,455	825,455

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $30,119,579)	99.8	55,450,775
Other Assets and Liabilities, Net	0.2	96,225
Net Assets	100.0	55,547,000
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2024 are as follows:
Value ($) at 12/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2024	Value ($) at 3/31/2024
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.26% (c) (d)
—	0 (e)	—	—	—	30	—	—	—
Cash Equivalents 1.5%
DWS Central Cash Management Government Fund, 5.36% (c)
1,024,006	1,348,512	1,547,063	—	—	11,368	—	825,455	825,455
1,024,006	1,348,512	1,547,063	—	—	11,398	—	825,455	825,455

*	Non-income producing security.
(a)
Earnout Shares: Will vest based upon the achievement of certain volume-weighted average trading prices (VWAP) for shares of
OmniAb Inc. Earnout Shares are not transferrable until the vesting condition for the applicable tranche of Earnout Shares has been achieved.

(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2024.

REIT: Real Estate Investment Trust

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$54,625,320	$—	$—	$54,625,320
Other Investments	—	—	0	0
Short-Term Investments	825,455	—	—	825,455
Total	$55,450,775	$—	$0	$55,450,775

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
VS2SMCG-PH1
R-080548-2 (1/25)